Property and equipment (Schedule of detailed information about property plant and equipment) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 15,272	$ 32,767
Property, plant and equipment at end of period	35,445	15,272
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	57,918	57,918
Additions	37,701	0
Disposition	(48,408)	0
Foreign exchange	0	0
Property, plant and equipment at end of period	47,211	57,918
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(42,646)	(25,151)
Additions	16,618	16,492
Disposition	48,408	0
Foreign exchange	910	1,003
Property, plant and equipment at end of period	(11,766)	(42,646)
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,510	9,510
Additions	2,729	0
Disposition	0	0
Foreign exchange	0	0
Property, plant and equipment at end of period	12,239	9,510
Computers [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,340)	(4,981)
Additions	1,212	1,289
Disposition	0	0
Foreign exchange	70	70
Property, plant and equipment at end of period	(7,622)	(6,340)
Right-of-use asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	48,408	48,408
Additions	34,972	0
Disposition	(48,408)	0
Foreign exchange	0	0
Property, plant and equipment at end of period	34,972	48,408
Right-of-use asset [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(36,306)	(20,170)
Additions	15,406	15,203
Disposition	48,408	0
Foreign exchange	840	933
Property, plant and equipment at end of period	$ (4,144)	$ (36,306)